UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2020 to April 30, 2020

Commission File Number of issuing entity:  333-229836-01
Central Index Key Number of issuing entity:  0001784326

BMW VEHICLE OWNER TRUST 2019-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-229836
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

81-3675006
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2019-A is set forth in the Statement relating to the May 26, 2020 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2019-A for the distribution period commencing on April 1, 2020 and ending on April 30, 2020.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 10, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2019-A.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A on May 28, 2020 with respect to the distribution period commencing on April 1, 2020 and ending on April 30, 2020 are hereby incorporated by reference into this Form 10-D.

PART II — OTHER INFORMATION

Item 2.  Legal Proceedings

The following six paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank”), which serves as the indenture trustee, note registrar and paying agent under the indenture for the BMW Vehicle Owner Trust 2019-A transaction.

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs, and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the

Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one or more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.
Item 10.  Exhibits.

Exhibit 99.1	Statement relating to the May 26, 2020 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on April 1, 2020 and ending on April 30, 2020 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A with the Commission on May 28, 2020, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on April 1, 2020 and ending on April 30, 2020 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A with the Commission on May 28, 2020, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  May 28, 2020

BMW VEHICLE OWNER TRUST 2019-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:  /s/ Stefan Kramer
       Name:    Stefan Kramer
       Title:        Vice President – Finance & CFO